Other Non-Current Assets - Disclosure of movement in ARM BBEE Trust Loan (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of financial assets [line items]
Day 1 Expense	R 0	R 87	R 0
ARM BBEE Trust
Disclosure of financial assets [line items]
Balance at beginning of year	177	306
Gains (losses) on financial assets measured at fair value through other comprehensive income, net of tax	36	10
Repayment of interest	0	52
Repayments Of Loans	65	0
Settlement of original loan	0	264
Refinanced loan advanced	0	264
Day 1 Expense	0	(87)
Balance at end of year	R 148	R 177	R 306